GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of property and equipment, net and right of use assets by geographic area (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	$ 101.9	$ 103.5
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	78.4	73.9
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	8.9	12.8
Rest of the world
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	$ 14.6	$ 16.8